SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 58.1%
	Banks — 2.9%
	Banks — 2.9%
	BNP Paribas SA	15,194	$ 932,046
	Citigroup, Inc.	17,359	1,221,900
	JPMorgan Chase & Co.	4,063	973,942
			3,127,888
	Capital Goods — 2.0%
	Aerospace & Defense — 0.5%
	L3Harris Technologies, Inc.	2,560	538,317
	Building Products — 0.5%
[a]	Builders FirstSource, Inc.	3,521	503,256
	Electrical Equipment — 0.6%
	Vertiv Holdings Co. Class A	5,349	607,700
	Trading Companies & Distributors — 0.4%
	ITOCHU Corp.	10,000	491,744
			2,141,017
	Commercial & Professional Services — 0.8%
	Professional Services — 0.8%
[a]	Amentum Holdings, Inc.	6,196	130,302
	Jacobs Solutions, Inc.	5,445	727,561
			857,863
	Consumer Discretionary Distribution & Retail — 4.4%
	Broadline Retail — 3.8%
[a]	Amazon.com, Inc.	12,073	2,648,695
[a]	MercadoLibre, Inc.	554	942,044
[a]	PDD Holdings, Inc. ADR	5,567	539,943
	Specialty Retail — 0.6%
	Home Depot, Inc.	1,713	666,340
			4,797,022
	Consumer Durables & Apparel — 1.1%
	Textiles, Apparel & Luxury Goods — 1.1%
	Kalyan Jewellers India Ltd.	51,807	460,681
	LVMH Moet Hennessy Louis Vuitton SE	1,131	744,518
			1,205,199
	Consumer Services — 3.5%
	Hotels, Restaurants & Leisure — 3.5%
[a]	Airbnb, Inc. Class A	6,200	814,742
	Galaxy Entertainment Group Ltd.	205,000	871,032
	Round One Corp.	149,300	1,231,185
	Wyndham Hotels & Resorts, Inc.	9,043	911,444
			3,828,403
	Energy — 3.8%
	Energy Equipment & Services — 2.1%
	Schlumberger NV	37,699	1,445,380
	Tenaris SA ADR	21,063	795,971
	Oil, Gas & Consumable Fuels — 1.7%
	Shell plc	39,413	1,229,473
	TotalEnergies SE	12,107	669,315
			4,140,139
	Financial Services — 4.7%
	Capital Markets — 1.9%
	Charles Schwab Corp.	13,405	992,104
	CME Group, Inc.	4,612	1,071,045
	Financial Services — 2.8%
[b]	Home First Finance Co. India Ltd.	24,326	300,617

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mastercard, Inc. Class A	2,211	$ 1,164,246
	Visa, Inc. Class A	4,906	1,550,492
			5,078,504
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.8%
	Varun Beverages Ltd.	109,597	816,085
			816,085
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 1.0%
	Medtronic plc	14,170	1,131,900
			1,131,900
	Insurance — 0.7%
	Insurance — 0.7%
[a]	PB Fintech Ltd.	31,361	770,346
			770,346
	Materials — 1.3%
	Chemicals — 0.9%
	Linde plc	2,195	918,981
	Metals & Mining — 0.4%
	Glencore plc	109,401	484,013
			1,402,994
	Media & Entertainment — 3.6%
	Interactive Media & Services — 3.6%
	Alphabet, Inc. Class A	9,324	1,765,033
	Meta Platforms, Inc. Class A	3,718	2,176,926
			3,941,959
	Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
	Biotechnology — 1.1%
[a]	BioMarin Pharmaceutical, Inc.	4,631	304,396
[a]	Sarepta Therapeutics, Inc.	7,273	884,324
	Life Sciences Tools & Services — 1.4%
[a]	ICON plc ADR	5,480	1,149,211
[a]	Repligen Corp.	2,541	365,751
	Pharmaceuticals — 5.0%
	AstraZeneca plc	7,047	923,502
	Merck & Co., Inc.	5,273	524,558
	Novo Nordisk AS Class B	8,204	707,856
	Pfizer, Inc.	29,742	789,055
	Roche Holding AG	5,425	1,516,866
	Zoetis, Inc.	6,126	998,109
			8,163,628
	Semiconductors & Semiconductor Equipment — 6.5%
	Semiconductors & Semiconductor Equipment — 6.5%
[a]	Advanced Micro Devices, Inc.	6,298	760,736
	ASML Holding NV	954	670,692
	Broadcom, Inc.	7,936	1,839,882
	NVIDIA Corp.	14,753	1,981,180
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	1,796,623
			7,049,113
	Software & Services — 5.5%
	Information Technology Services — 1.3%
	Nomura Research Institute Ltd.	13,900	408,126
[a]	Shopify, Inc. Class A	9,352	994,398
	Software — 4.2%
	Microsoft Corp.	3,588	1,512,342
	Open Text Corp.	43,766	1,238,583

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SAP SE	2,487	$ 611,737
[a]	ServiceNow, Inc.	1,160	1,229,739
			5,994,925
	Technology Hardware & Equipment — 3.0%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,719	698,724
	Technology Hardware, Storage & Peripherals — 2.3%
	Apple, Inc.	4,248	1,063,784
	Samsung Electronics Co. Ltd.	40,534	1,446,529
			3,209,037
	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 3.8%
	AT&T, Inc.	67,625	1,539,821
	Orange SA	119,713	1,193,917
[a]	Zegona Communications plc	265,022	1,386,845
			4,120,583
	Transportation — 1.2%
	Ground Transportation — 1.2%
	Canadian Pacific Kansas City Ltd.	17,634	1,276,172
			1,276,172
	Total Common Stock (Cost $49,487,159)		63,052,777
	Asset Backed Securities — 5.5%
	Auto Receivables — 1.5%
[b]	American Credit Acceptance Receivables Trust, Series 2022-1 Class D, 2.46% due 3/13/2028	$ 152,131	151,159
[b]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	68,855	69,356
[b]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	250,000	245,421
	Exeter Automobile Receivables Trust,
	Series 2022-3A Class C, 5.30% due 9/15/2027	145,206	145,408
	Series 2023-4A Class A3, 6.06% due 9/15/2026	39,399	39,418
	Flagship Credit Auto Trust,
[b]	Series 2019-4 Class R, due 3/15/2027	5,000	270,312
[b]	Series 2022-1 Class A, 1.79% due 10/15/2026	4,863	4,863
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	275,000	276,716
[b]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	177,515	178,693
[b]	Westlake Automobile Receivables Trust, Series 2021-2A Class D, 1.23% due 12/15/2026	218,714	216,576
			1,597,922
	Other Asset Backed — 3.4%
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	187,744	188,637
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	599,150
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	113,076	110,961
[b]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	300,000	302,798
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	195,359
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	128,256	97,157
[b]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	291,948	294,558
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	99,732
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	298,516	264,329
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	30,068	29,747
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	18,760
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	20,818
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	22,964
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	79,563	80,914
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	93,868
	Oportun Issuance Trust,
[b]	Series 2022-3 Class C, 10.147% due 1/8/2030	249,322	250,878
[b]	Series 2022-A Class A, 5.05% due 6/9/2031	131,711	131,589
[b,e]	Pagaya AI Debt Trust, Series 2023-5 Class AB, 7.571% due 4/15/2031	43,796	43,961
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	88,084	86,792
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	291,538

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	$ 250,000	$ 250,541
[b]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	188,420	188,846
[b]	Upstart Pass-Through Trust Series 2021-ST4 Class CERT, due 7/20/2027	500,000	41,547
[b]	Upstart Securitization Trust, Series 2023-1 Class A, 6.59% due 2/20/2033	19,816	19,828
			3,725,272
	Student Loan — 0.6%
[b,e]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.853% (TSFR1M + 1.51%) due 12/28/2048	86,046	86,388
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	275,355	250,977
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	90,045	83,611
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	281,686	244,515
			665,491
	Total Asset Backed Securities (Cost $6,050,383)		5,988,685
	Corporate Bonds — 8.1%
	Banks — 0.3%
	Banks — 0.3%
[e,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	97,506
[e,f]	Wells Fargo & Co., Series U, 5.875% due 6/15/2025	250,000	249,520
			347,026
	Energy — 1.5%
	Energy Equipment & Services — 0.3%
[b,c]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	324,331
	Oil, Gas & Consumable Fuels — 1.2%
[b]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	200,000	206,850
	Ecopetrol SA,
[c]	6.875% due 4/29/2030	125,000	122,223
[c]	8.875% due 1/13/2033	117,000	118,950
[b,c]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	348,430	298,525
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	101,284
[c]	7.69% due 1/23/2050	315,000	237,015
[b,c]	Raizen Fuels Finance SA, 6.45% due 3/5/2034	200,000	197,178
			1,606,356
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Diversified REITs — 0.5%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	285,986
	Equinix, Inc., 1.25% due 7/15/2025	250,000	245,128
[b]	SBA Tower Trust, 6.599% due 11/15/2052	13,000	13,333
	Retail REITs — 0.3%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	300,000	299,583
			844,030
	Financial Services — 1.6%
	Capital Markets — 1.1%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	177,067
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	335,227
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	266,013
[b]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	200,000	198,228
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	237,765
	Financial Services — 0.5%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	249,625
[e]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	200,000	213,728
			1,677,653
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.2%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	206,950
			206,950
	Health Care Equipment & Services — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Supplies — 0.2%
[b]	Dentsply Sirona, Inc., 5.35% due 1/7/2025	$ 262,000	$ 261,771
			261,771
	Materials — 0.4%
	Containers & Packaging — 0.2%
	Berry Global, Inc., 1.57% due 1/15/2026	275,000	265,397
	Metals & Mining — 0.2%
[b,c]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	203,950
			469,347
	Media & Entertainment — 0.6%
	Media — 0.6%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp.,4.25% due 2/1/2031 - 1/15/2034	750,000	638,362
			638,362
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	102,549
			102,549
	Software & Services — 0.3%
	Internet Software & Services — 0.2%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	266,168
	Software — 0.1%
[b]	GoTo Group, Inc.,5.50% due 5/1/2028	184,029	108,428
			374,596
	Technology Hardware & Equipment — 0.2%
	Electronic Equipment, Instruments & Components — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	230,493
			230,493
	Transportation — 0.2%
	Passenger Airlines — 0.2%
[b,c]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	198,468
			198,468
	Utilities — 1.7%
	Electric Utilities — 1.5%
	AEP Texas, Inc., 5.40% due 6/1/2033	300,000	297,123
	Black Hills Corp., 6.15% due 5/15/2034	250,000	260,123
[b,c]	Eskom Holdings SOC Ltd., 7.125% due 2/11/2025	250,000	249,185
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	275,000	275,671
[e]	Pacific Gas & Electric Co., 5.392% (SOFRINDX + 0.95%) due 9/4/2025	275,000	275,368
	Pinnacle West Capital Corp., 1.30% due 6/15/2025	250,000	245,810
	Multi-Utilities — 0.2%
[b,c]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	254,317
			1,857,597
	Total Corporate Bonds (Cost $8,808,677)		8,815,198
	Other Government — 1.9%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	1,000,000	559,017
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	136,530
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	228,986
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	136,641
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	12,650,000	236,857
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	79,055
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	348,110
	U.K. Gilts (GBP), 1.625% due 10/22/2028	275,000	313,983
	Total Other Government (Cost $2,143,823)		2,039,179
	U.S. Treasury Securities — 11.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2052	$ 566,955	$ 307,263
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	2,910,168	2,583,911
	1.125%, 1/15/2033	233,130	214,552
	1.25%, 4/15/2028	210,470	205,101
	1.75%, 1/15/2034	512,413	491,516
	U.S. Treasury Notes,
	1.125%, 2/15/2031	1,200,000	990,562
	1.75%, 8/15/2041	1,230,000	796,809
	3.875%, 8/15/2033 - 8/15/2034	3,490,000	3,303,897
	4.00%, 2/15/2034	800,000	766,375
	4.125%, 11/15/2032	550,000	536,680
	4.25%, 11/15/2034	690,000	672,427
	4.375%, 5/15/2034	505,000	497,583
	4.50%, 11/15/2033	1,300,000	1,294,719
	Total U.S. Treasury Securities (Cost $13,118,172)		12,661,395
	Mortgage Backed — 10.7%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	25,132	24,071
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	267,308
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	215,140
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	100,000	46,187
[b,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	100,000	39,868
[b,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	99,907	35,024
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	99,030	98,543
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	217,994
[b,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	226,448	193,010
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	239,174	201,328
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	38,300	36,296
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	264,092	215,201
	Pool SD4175, 2.50% due 6/1/2052	1,044,883	852,833
	Pool SD8242, 3.00% due 9/1/2052	574,268	487,950
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	62,271	52,666
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	604,496	493,389
	Pool CB1388, 2.50% due 8/1/2051	517,895	424,623
	Pool CB2301, 3.00% due 12/1/2051	458,045	388,860
	Pool FM8658, 2.50% due 9/1/2051	902,397	736,238
	Pool FM8761, 2.50% due 9/1/2051	369,328	301,041
	Pool FS5447, 2.50% due 9/1/2052	346,027	283,670
	Pool FS6130, 2.50% due 7/1/2052	521,556	425,694
	Pool FS6157, 3.00% due 9/1/2052	975,364	829,211
	Pool FS9157, 2.00% due 5/1/2042	244,102	203,204
	Pool MA4512, 2.50% due 1/1/2052	718,437	587,632
	Pool MA4548, 2.50% due 2/1/2052	518,250	423,732
	Pool MA4653, 3.00% due 7/1/2052	508,835	432,412
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.001% due 12/25/2049	110,996	98,002
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	179,015	163,148
[b,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	227,968	212,075
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	215,000	213,966
[b,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	245,000	217,895
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	183,212	148,685
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	289,925	241,436
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	29,639	29,088
[b,e]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	239,429	231,977
[e]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	325,069	311,488
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	324,661	300,441
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	219,582
[b,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	174,000	170,003

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	$ 250,000	$ 209,999
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.657% due 7/25/2048	147,681	131,915
[b,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	205,000	206,250
	Total Mortgage Backed (Cost $11,786,989)		11,619,075
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[g]	Imagefirst Holdings LLC, 8.579% (SOFR + 4.25%) due 4/27/2028	196,489	196,489
			196,489
	Total Loan Participations (Cost $196,489)		196,489
	Exchange-Traded Funds — 1.1%
[a]	Invesco DB Base Metals Fund	29,168	549,817
[a]	SPDR Gold Shares Fund	1,768	428,086
[a]	U.S. Oil Fund LP	2,337	176,560
	Total Exchange-Traded Funds (Cost $770,729)		1,154,463
	Short-Term Investments — 2.7%
[h]	Thornburg Capital Management Fund	295,529	2,955,285
	Total Short-Term Investments (Cost $2,955,285)		2,955,285
	Total Investments — 100.0% (Cost $95,317,706)		$108,482,546
	Other Assets Less Liabilities — 0.0%		33,553
	Net Assets — 100.0%		$108,516,099

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	4,025,000	1/31/2025	4,173,925	$ —	$ (202,882)
Japanese Yen	MSC	Buy	537,360,000	1/31/2025	3,424,910	—	(125,384)

Total						—	$(328,266)

Net unrealized appreciation (depreciation)							$(328,266)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. (“MSC”).

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $15,556,102, representing 14.34% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2024.
h	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2024 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$9,255,964	$8,827,733	$(15,128,412)	$-	$-	$2,955,285	$46,848